CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - PARENT COMPANY BALANCE SHEETS (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Current assets
Cash	$ 5,889,033	$ 7,105,085
Due from related parties		$ 198,611
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Total current assets	$ 54,311,311	$ 39,859,569
Non-current assets
TOTAL ASSETS	54,957,206	40,339,359
Liabilities	21,287,369	12,717,463
Commitment and contingencies
Shareholders' equity
Subscription receivable	(445)
Additional paid-in capital	12,242,693	10,420,096
Statutory reserve	1,197,331	908,214
Retained earnings	20,091,312	17,575,571
Accumulated other comprehensive income (loss)	136,157	(1,284,329)
Total shareholders' equity	33,669,837	27,621,896	$ 18,634,687	$ 14,819,761
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	54,957,206	40,339,359
Class A
Shareholders' equity
Ordinary shares	2,671	2,226
Class B
Shareholders' equity
Ordinary shares	118	118
Parent company | Reportable legal entity
Current assets
Cash	$ 3,985	556,346
Due from related parties		$ 15,000
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Total current assets	$ 3,985	$ 571,346
Non-current assets
Investment in subsidiaries and VIEs	33,665,852	27,608,141
TOTAL ASSETS	33,669,837	28,179,487
Liabilities		557,591
Commitment and contingencies
Shareholders' equity
Subscription receivable	(445)
Additional paid-in capital	12,242,693	10,420,096
Statutory reserve	1,197,331	908,214
Retained earnings	20,091,312	17,575,571
Accumulated other comprehensive income (loss)	136,157	(1,284,329)
Total shareholders' equity	33,669,837	27,621,896
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	33,669,837	28,179,487
Parent company | Reportable legal entity | Class A
Shareholders' equity
Ordinary shares	2,671	2,226
Parent company | Reportable legal entity | Class B
Shareholders' equity
Ordinary shares	$ 118	$ 118